Brown Advisory Mortgage Securities Fund
Schedule of Investments
March 31, 2026 (Unaudited)

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 97.4%	Par	Value
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	$1,981,531	$1,950,156
Fannie Mae Whole Loan
Series 2003-W10, Class 3A5, 4.30%, 06/25/2043	4,293	4,281
Series 2003-W12, Class 1A8, 4.55%, 06/25/2043	6,776	6,780
Series 2003-W12, Class 1A9, 4.48%, 06/25/2043	1,129	1,128
Series 2003-W12, Class 2A6, 5.00%, 06/25/2043	4,562	4,531
Series 2003-W12, Class 2A7, 4.68%, 06/25/2043	3,910	3,814
Federal Home Loan Mortgage Corp.
Pool 1G2249, 6.28% (RFUCCT1Y + 1.78%), 10/01/2037	14,586	14,947
Pool 1H1348, 6.21% (1 yr. CMT Rate + 2.14%), 10/01/2036	7,193	7,514
Pool 1J0204, 6.75% (RFUCCT1Y + 1.75%), 05/01/2035	7,324	7,506
Pool 1J1681, 6.73% (RFUCCT1Y + 1.98%), 06/01/2037	13,047	13,479
Pool 1L1263, 6.41% (1 yr. CMT Rate + 2.25%), 03/01/2036	11,633	12,019
Pool 847727, 6.49% (RFUCCT1Y + 1.74%), 02/01/2037	2,645	2,711
Pool A14256, 5.50%, 10/01/2033	26,193	26,376
Pool A46629, 5.00%, 08/01/2035	26,467	26,769
Pool B31891, 5.38%, 01/01/2037	54,553	55,817
Pool B31900, 5.38%, 02/01/2037	71,317	73,008
Pool B31934, 5.38%, 04/01/2037	35,356	36,187
Pool B31976, 5.10%, 05/01/2037	71,752	72,557
Pool C03427, 5.50%, 10/01/2039	200,316	206,229
Pool C53878, 5.50%, 12/01/2030	21,985	22,130
Pool C66421, 6.50%, 02/01/2032	35,444	36,707
Pool C91366, 4.50%, 04/01/2031	50,432	50,623
Pool C91826, 3.00%, 05/01/2035	249,389	237,411
Pool G04540, 6.00%, 08/01/2038	79,901	83,972
Pool G04655, 6.00%, 08/01/2038	69,877	73,437
Pool G08348, 5.00%, 06/01/2039	42,399	42,927
Pool G08828, 5.50%, 04/01/2048	70,976	72,887
Pool G20028, 7.50%, 12/01/2036	36,331	37,214
Pool G30932, 4.50%, 03/01/2034	59,649	59,869
Pool G31063, 3.50%, 11/01/2037	426,429	411,811
Pool K93349, 4.00%, 11/01/2035	184,516	180,535
Pool K93365, 3.50%, 11/01/2035	130,315	126,580
Pool N30530, 5.50%, 01/01/2029	18,847	19,384
Pool N70071, 6.00%, 06/01/2035	76,463	77,178
Pool N70078, 5.50%, 01/01/2033	104,910	105,567
Pool N70082, 6.00%, 07/01/2038	237,025	241,395
Pool QD1254, 2.00%, 11/01/2051	2,295,634	1,860,853
Pool QE0380, 2.50%, 04/01/2052	798,468	683,715
Pool QE0622, 2.00%, 04/01/2052	453,985	372,605
Pool QF0493, 5.50%, 09/01/2052	1,871,460	1,899,207
Pool QF0773, 5.50%, 09/01/2052	2,433,625	2,461,853
Pool RA5286, 2.50%, 05/01/2051	3,269,265	2,756,466
Pool RA5971, 3.00%, 09/01/2051	3,016,268	2,697,158
Pool RA6766, 2.50%, 02/01/2052	1,537,602	1,318,769
Pool RA7784, 4.50%, 08/01/2052	2,815,224	2,731,376
Pool RA7935, 5.00%, 09/01/2052	2,375,001	2,372,288
Pool RA9851, 6.00%, 09/01/2053	1,223,899	1,268,883
Pool RC3538, 5.50%, 06/01/2040	2,450,201	2,517,792
Pool RJ6332, 5.00%, 03/01/2056	564,000	556,706
Pool RQ0051, 6.50%, 09/01/2055	1,257,597	1,300,838
Pool SB1179, 5.50%, 05/01/2039	1,596,084	1,642,503
Pool SD0846, 2.50%, 02/01/2052	2,539,342	2,177,770
Pool SD1641, 4.50%, 09/01/2052	1,270,984	1,237,232
Pool SD3234, 2.50%, 12/01/2051	3,031,685	2,570,364
Pool SD3386, 5.50%, 07/01/2053	1,954,839	1,973,038
Pool SD3475, 5.50%, 08/01/2053	2,396,028	2,433,346
Pool SD3477, 6.50%, 08/01/2053	1,046,391	1,100,026
Pool SD3840, 5.50%, 09/01/2053	963,959	983,511
Pool SD4053, 6.00%, 10/01/2053	206,415	211,750
Pool SD4697, 6.00%, 02/01/2054	3,856,131	3,982,199
Pool SD5573, 3.00%, 08/01/2052	2,791,515	2,481,169
Pool SD7556, 3.00%, 08/01/2052	519,814	463,195
Pool SD8200, 2.50%, 03/01/2052	2,468,329	2,090,357
Pool SD8315, 5.00%, 04/01/2053	888,925	881,356
Pool SL0655, 6.00%, 03/01/2055	1,717,530	1,767,875
Pool SL1512, 6.00%, 06/01/2055	1,172,780	1,196,515
Pool SL1677, 4.50%, 05/01/2053	780,714	756,897
Pool SL1712, 6.00%, 12/01/2054	1,445,748	1,488,893
Pool SL1723, 2.00%, 03/01/2052	2,427,701	1,985,174
Pool SL2867, 5.50%, 10/01/2054	1,293,552	1,305,298
Pool SL2893, 4.00%, 02/01/2053	1,399,076	1,335,406
Pool SL4197, 5.00%, 02/01/2056	1,384,005	1,371,465
Pool T30346, 5.38%, 10/01/2037	61,587	62,857
Pool U30653, 5.13%, 07/01/2037	41,496	42,312
Pool U30681, 5.10%, 09/01/2037	171,115	173,241
Pool U30800, 5.10%, 11/01/2037	58,865	59,559
Pool U31874, 5.38%, 04/01/2038	113,580	116,054
Series 2517, Class Z, 5.50%, 10/15/2032	21,316	21,734
Series 2890, Class ZA, 5.00%, 11/15/2034	103,812	105,472
Series 2907, Class VZ, 4.50%, 05/15/2034	381,870	382,420
Series 3150, Class DZ, 5.50%, 05/15/2036	224,249	230,395
Series 3294, Class CB, 5.50%, 03/15/2037	141,347	145,835
Series 366, Class IO, 4.00%, 08/15/2049 (a)	578,663	88,469
Series 4121, Class DH, 2.00%, 10/15/2042	762,066	547,160
Series 4888, Class AC, 3.50%, 01/15/2049	526,214	487,310
Series 4891, Class PA, 3.50%, 07/15/2048	60,807	59,928
Series 5080, Class PB, 1.25%, 03/25/2050	1,647,516	1,291,424
Series 5083, Class UB, 1.25%, 03/25/2051	2,260,561	1,742,780
Federal National Mortgage Association
2.00%, 04/15/2056 (b)	29,970,000	24,146,923
2.50%, 04/15/2056 (b)	583,000	490,267
3.00%, 04/15/2056 (b)	11,747,000	10,319,645
3.50%, 04/15/2056 (b)	8,959,000	8,214,314
4.00%, 04/15/2056 (b)	4,745,000	4,478,132
4.50%, 04/15/2056 (b)	8,100,000	7,818,444
5.00%, 04/15/2056 (b)	5,019,000	4,950,546
Pool 257203, 5.00%, 05/01/2028	105,832	106,323
Pool 356329, 6.28% (1 yr. CMT Rate + 2.65%), 01/01/2027	6,935	6,950
Pool 363850, 6.20% (1 yr. CMT Rate + 2.13%), 04/01/2027	3,347	3,353
Pool 520478, 6.03% (1 yr. CMT Rate + 2.16%), 11/01/2029	5,185	5,249
Pool 628837, 6.50%, 03/01/2032	5,583	5,774
Pool 640225, 6.40% (1 yr. CMT Rate + 2.27%), 04/01/2032	9,326	9,526
Pool 642122, 6.40% (1 yr. CMT Rate + 2.27%), 03/01/2032	5,683	5,807
Pool 656181, 5.78% (1 yr. CMT Rate + 2.16%), 08/01/2031	18,708	18,977
Pool 723313, 6.67% (1 yr. CMT Rate + 2.54%), 09/01/2031	19,910	20,448
Pool 741373, 6.16% (1 yr. CMT Rate + 2.28%), 12/01/2033	12,074	12,390
Pool 745626, 6.18% (1 yr. CMT Rate + 2.13%), 05/01/2036	13,796	14,188
Pool 745818, 6.50%, 09/01/2036	45,396	47,494
Pool 751498, 5.84% (1 yr. CMT Rate + 2.22%), 11/01/2033	3,198	3,276
Pool 764342, 5.52% (RFUCCT6M + 1.52%), 02/01/2034	18,028	18,288
Pool 774969, 6.53% (1 yr. CMT Rate + 2.28%), 04/01/2034	20,279	20,841
Pool 783554, 6.21% (1 yr. CMT Rate + 2.21%), 07/01/2034	81,818	84,069
Pool 819649, 6.25% (RFUCCT1Y + 1.52%), 03/01/2035	2,222	2,262
Pool 836715, 6.27% (RFUCCT1Y + 1.77%), 10/01/2035	39,495	40,620
Pool 837329, 6.17% (1 yr. CMT Rate + 2.04%), 09/01/2035	5,471	5,603
Pool 842006, 4.25%, 10/01/2035	64,526	63,495
Pool 850232, 4.25%, 12/01/2035	130,595	128,690
Pool 868568, 6.28% (RFUCCT1Y + 1.77%), 04/01/2036	4,469	4,584
Pool 877009, 7.07% (RFUCCT1Y + 2.38%), 03/01/2036	5,244	5,456
Pool 882017, 6.06% (RFUCCT6M + 1.56%), 05/01/2036	28,800	29,418
Pool 886163, 6.58% (RFUCCT1Y + 1.83%), 07/01/2036	13,218	13,630
Pool 889829, 5.00%, 07/01/2035	21,093	21,188
Pool 896838, 5.45%, 07/01/2036	172,481	173,058
Pool 922680, 6.53% (RFUCCT1Y + 1.91%), 11/01/2035	7,895	8,152
Pool 930507, 6.50%, 02/01/2039	71,730	74,274
Pool 941050, 6.45% (RFUCCT1Y + 1.70%), 08/01/2037	19,680	20,201
Pool 950382, 5.15% (RFUCCT6M + 1.12%), 08/01/2037	25,010	25,454
Pool 952835, 6.41% (1 yr. CMT Rate + 2.32%), 09/01/2037	19,546	20,335
Pool 955233, 6.50%, 12/01/2037	53,855	56,980
Pool 995521, 6.82% (RFUCCT1Y + 1.82%), 05/01/2037	15,001	15,450
Pool AB0577, 4.00%, 03/01/2036	124,828	120,358
Pool AD0100, 7.00%, 12/01/2038	123,093	129,850
Pool AD0427, 5.50%, 10/01/2039	98,646	101,434
Pool AD0941, 5.50%, 04/01/2040	148,544	152,744
Pool AI4717, 4.50%, 07/01/2031	582,051	580,722
Pool AL0407, 6.50%, 04/01/2039	117,896	122,106
Pool AL0898, 5.00%, 02/01/2031	28,112	28,314
Pool AL7654, 3.00%, 09/01/2035	275,488	261,887
Pool AS1429, 4.00%, 12/01/2043	120,383	116,088
Pool AS2249, 4.00%, 04/01/2039	1,031,163	1,000,327
Pool AV7739, 4.00%, 01/01/2044	207,170	200,402
Pool AW6485, 4.00%, 06/01/2044	75,009	72,462
Pool AW9534, 4.00%, 03/01/2045	246,252	237,544
Pool AY0382, 4.00%, 11/01/2044	92,037	89,582
Pool AZ4154, 4.00%, 06/01/2045	60,405	58,376
Pool AZ7828, 4.00%, 08/01/2045	768,191	740,031
Pool BA3674, 4.50%, 10/01/2045	459,633	453,843
Pool BC1738, 4.50%, 09/01/2043	190,656	188,791
Pool BC6366, 4.50%, 02/01/2046	293,851	290,230
Pool BD1241, 4.50%, 05/01/2046	119,724	118,119
Pool BD5189, 4.50%, 07/01/2046	304,477	300,361
Pool BD8599, 4.50%, 11/01/2046	154,402	152,573
Pool BH7686, 4.50%, 12/01/2047	188,583	183,182
Pool BJ8287, 4.50%, 01/01/2048	131,474	129,576
Pool BK5105, 5.50%, 05/01/2048	173,252	176,677
Pool BK8032, 5.50%, 06/01/2048	269,270	276,097
Pool BN4921, 5.50%, 01/01/2049	75,064	76,542
Pool BN4936, 5.50%, 12/01/2048	173,104	177,197
Pool BP5419, 3.00%, 05/01/2050	1,803,667	1,622,090
Pool BQ1226, 2.00%, 09/01/2050	1,387,725	1,132,042
Pool BQ3248, 2.00%, 11/01/2050	2,385,262	1,941,091
Pool BQ7973, 2.00%, 02/01/2051	837,259	681,439
Pool BV4128, 2.00%, 03/01/2052	3,202,466	2,595,085
Pool BV4532, 3.50%, 03/01/2052	1,664,185	1,535,528
Pool BW0025, 4.00%, 07/01/2052	589,906	561,823
Pool BY4776, 5.00%, 07/01/2053	1,833,610	1,810,698
Pool CA3823, 4.00%, 07/01/2049	1,553,001	1,490,079
Pool CB2539, 2.50%, 01/01/2052	2,473,178	2,121,185
Pool CB2548, 2.50%, 01/01/2052	2,521,701	2,153,264
Pool CB2789, 2.00%, 02/01/2052	3,224,523	2,611,248
Pool CB2859, 2.50%, 02/01/2052	1,666,739	1,425,361
Pool CB2909, 3.50%, 02/01/2052	1,879,130	1,736,086
Pool CB3103, 2.50%, 03/01/2052	3,270,478	2,821,974
Pool CB3853, 4.00%, 06/01/2052	1,428,903	1,366,000
Pool CB5497, 6.50%, 01/01/2053	2,017,806	2,110,904
Pool CB7235, 5.00%, 10/01/2053	503,375	498,469
Pool CB8316, 5.00%, 04/01/2054	2,676,231	2,669,818
Pool CB8494, 6.00%, 05/01/2054	1,153,493	1,179,856
Pool CB8874, 6.50%, 07/01/2054	1,531,925	1,587,175
Pool DA0025, 6.00%, 09/01/2053	1,371,752	1,414,739
Pool FA0345, 5.50%, 02/01/2055	2,487,034	2,525,593
Pool FA0445, 5.50%, 01/01/2055	1,936,772	1,947,700
Pool FA1423, 4.50%, 04/01/2054	1,839,823	1,784,648
Pool FA2599, 2.00%, 05/01/2052	1,734,980	1,404,573
Pool FA2601, 2.00%, 08/01/2051	477,092	388,126
Pool FA2647, 5.50%, 08/01/2055	2,534,401	2,576,513
Pool FA3407, 2.00%, 04/01/2052	1,616,800	1,333,765
Pool FA3849, 2.50%, 04/01/2052	1,711,902	1,461,441
Pool FA3887, 5.50%, 12/01/2055	1,375,751	1,394,338
Pool FA4232, 5.50%, 04/01/2055	1,334,033	1,345,025
Pool FM9097, 2.00%, 11/01/2051	1,693,032	1,382,868
Pool FM9501, 2.50%, 11/01/2051	1,542,411	1,323,825
Pool FM9973, 3.00%, 08/01/2051	2,167,948	1,936,926
Pool FS0348, 2.00%, 01/01/2052	3,421,059	2,802,476
Pool FS0731, 2.00%, 02/01/2052	883,600	726,328
Pool FS0832, 3.50%, 03/01/2052	2,211,053	2,043,546
Pool FS1186, 3.50%, 01/01/2050	1,305,471	1,198,933
Pool FS1381, 3.00%, 03/01/2052	1,834,319	1,614,358
Pool FS1480, 2.50%, 11/01/2051	363,613	312,217
Pool FS1521, 3.00%, 04/01/2052	2,922,527	2,607,785
Pool FS2805, 2.50%, 09/01/2052	1,062,628	899,625
Pool FS3166, 3.00%, 06/01/2052	2,266,165	2,033,177
Pool FS4862, 2.50%, 10/01/2051	3,071,291	2,606,727
Pool FS5126, 2.50%, 05/01/2051	1,452,678	1,227,139
Pool FS5458, 5.50%, 08/01/2053	2,638,489	2,655,714
Pool FS6744, 2.50%, 10/01/2051	2,800,490	2,415,026
Pool FS7086, 5.50%, 09/01/2053	2,250,016	2,283,425
Pool FS7269, 4.00%, 07/01/2050	1,261,051	1,213,059
Pool FS7276, 5.00%, 09/01/2053	2,462,903	2,444,330
Pool FS7518, 6.00%, 03/01/2053	1,584,665	1,637,273
Pool FS7622, 5.50%, 04/01/2054	1,276,204	1,300,191
Pool FS7744, 6.50%, 04/01/2054	1,039,802	1,097,251
Pool FS8791, 6.00%, 08/01/2054	2,070,911	2,113,181
Pool FS9155, 5.50%, 09/01/2054	1,286,395	1,302,210
Pool FS9203, 6.00%, 09/01/2054	2,803,912	2,865,733
Pool FS9366, 2.50%, 04/01/2052	995,135	843,205
Pool MA3208, 4.50%, 10/01/2037	777,718	777,913
Pool MA4208, 2.00%, 12/01/2050	830,475	676,782
Pool MA4492, 2.00%, 12/01/2051	988,514	801,295
Pool MA4565, 3.50%, 03/01/2052	1,462,674	1,346,870
Pool MA5496, 5.00%, 10/01/2054	2,516,061	2,484,891
Pool MB0291, 5.00%, 12/01/2054	2,558,545	2,525,798
Series 2001-80, Class Z, 6.00%, 01/25/2032	32,785	33,121
Series 2003-71, Class MB, 5.50%, 08/25/2033	155,816	159,876
Series 2005-110, Class GL, 5.50%, 12/25/2035	373,357	382,692
Series 2006-112, Class QC, 5.50%, 11/25/2036	510,236	522,467
Series 2006-21, Class Z, 5.50%, 04/25/2036	168,989	173,477
Series 2007-22, Class A, 5.50%, 03/25/2037	247,536	253,935
Series 2008-2, Class PH, 5.50%, 02/25/2038	317,814	322,365
Series 2009-20, Class DS, 3.62% (-1 x 30 day avg SOFR US + 7.29%), 04/25/2039 (a)(c)	395,689	53,696
Series 2012-10, Class UF, 4.33% (30 day avg SOFR US + 0.66%), 02/25/2042	40,747	40,520
Series 2012-139, Class HI, 2.50%, 12/25/2027 (a)	102,755	1,392
Series 2012-27, Class PI, 4.50%, 02/25/2042 (a)	248,381	14,188
Series 2012-65, Class HJ, 5.00%, 07/25/2040	604,465	610,863
Series 2013-15, Class QI, 3.00%, 03/25/2028 (a)	9,410	168
Series 2013-34, Class IG, 3.00%, 05/25/2042 (a)	189,472	13,121
Series 2014-8, Class IQ, 4.00%, 03/25/2034 (a)	670,042	59,342
Series 2015-40, Class LI, 4.50%, 03/25/2045 (a)	238,996	37,514
Series 2018-86, Class JA, 4.00%, 05/25/2047	70,311	69,993
Series 2019-37, Class IM, 5.00%, 07/25/2049 (a)	631,632	114,268
Series 2021-95, Class WI, 2.21%, 02/25/2035 (a)(d)	3,545,655	233,118
Ginnie Mae I Pool
Pool 589694, 4.50%, 08/15/2029	360,349	360,318
Pool 623145, 5.50%, 10/15/2028	53,612	53,750
Pool 728157, 3.75%, 11/15/2029	13,128	12,979
Pool 784315, 6.00%, 06/15/2036	7,094	7,233
Ginnie Mae II Pool
Pool 3160, 6.00%, 11/20/2031	138,331	143,428
Pool 3489, 6.00%, 12/20/2033	211,067	218,490
Pool 4194, 5.50%, 07/20/2038	81,030	83,327
Pool 770225, 4.25%, 08/20/2031	128,639	128,189
Pool 770226, 4.75%, 09/20/2036	163,313	162,388
Pool 782173, 5.50%, 05/20/2035	112,780	115,809
Pool AC0521, 5.50%, 05/20/2042	416,807	428,764
Pool BT1891, 2.50%, 12/20/2050	903,593	765,055
Pool CJ2171, 4.00%, 05/20/2052	1,459,332	1,413,869
Pool MA7106, 2.00%, 01/20/2036	420,589	394,547
Pool MA7164, 2.00%, 02/20/2036	397,909	373,273
Pool MA7312, 2.50%, 04/20/2051	2,841,420	2,448,085
Pool MA7834, 6.00%, 01/20/2052	268,190	282,437
Pool MA8348, 5.00%, 10/20/2052	2,821,965	2,809,556
Pool MB0025, 5.00%, 11/20/2054	1,460,590	1,449,202
Government National Mortgage Association
Series 2004-93, Class PD, 5.00%, 11/16/2034	214,499	214,106
Series 2006-40, Class B, 6.00%, 08/20/2036	40,688	41,005
Series 2010-105, Class IB, 4.50%, 01/16/2040 (a)	335,572	25,169
Series 2011-156, Class PM, 2.00%, 04/20/2040	682,000	563,334
Series 2011-2, Class DP, 5.46%, 03/20/2039 (d)	307,438	313,360
Series 2012-143, Class IC, 5.00%, 10/16/2041 (a)	579,011	95,650
Series 2012-52, Class WA, 6.20%, 04/20/2038 (d)	219,731	225,730
Series 2012-97, Class GB, 2.00%, 08/16/2042	831,612	699,494
Series 2013-168, Class IA, 2.50%, 11/16/2028 (a)	51,214	643
Series 2013-86, Class IA, 5.00%, 06/20/2043 (a)	331,790	32,889
Series 2014-6, Class IG, 4.50%, 01/16/2044 (a)	258,551	30,791
Series 2016-112, Class AW, 6.88%, 12/20/2040 (d)	108,187	112,715
Series 2016-12, Class KI, 5.00%, 09/20/2038 (a)	511,515	55,316
Series 2016-68, Class IC, 6.00%, 01/20/2040 (a)(d)	319,116	34,275
Series 2017-103, Class IM, 5.00%, 06/20/2043 (a)	539,899	85,438
Series 2017-167, Class SE, 2.41% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047 (a)(c)	1,532,919	186,140
Series 2017-83, Class ID, 7.00%, 01/20/2039 (a)	153,277	13,604
Series 2017-83, Class IK, 6.00%, 05/20/2040 (a)	565,972	87,973
Series 2018-127, Class PB, 3.00%, 09/20/2047	201,552	190,481
Series 2018-153, Class QA, 3.50%, 11/20/2048	322,849	309,935
Series 2018-36, Class LI, 5.00%, 03/20/2048 (a)	1,427,832	197,403
Series 2019-162, Class KB, 2.00%, 12/20/2049	579,422	361,576
Series 2021-125, Class UL, 1.50%, 07/20/2051	1,840,278	1,317,809
Series 2021-160, Class DK, 2.00%, 09/20/2051	1,049,804	605,958
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,791,418	1,203,532
Series 2021-50, Class PL, 1.25%, 03/20/2051	552,000	237,404
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,515,250	1,739,683
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $275,317,698)		268,697,704

ASSET-BACKED SECURITIES - 7.2%	Par	Value
AutoNation Finance Trust
Series 2026-1A, Class A4, 4.18%, 06/11/2031 (e)	2,005,000	1,998,196
Series 2026-1A, Class B, 4.42%, 06/11/2031 (e)	2,046,000	2,035,855
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.68%, 03/17/2031	1,510,000	1,522,458
CarMax Select Receivables Trust
Series 2024-A, Class A2A, 5.78%, 09/15/2027	13,005	13,012
Series 2026-A, Class A2A, 4.03%, 12/17/2029	935,000	934,690
FHF Trust
Series 2024-2A, Class A2, 5.89%, 06/15/2030 (e)	401,345	404,158
Series 2024-3A, Class A2, 4.94%, 11/15/2030 (e)	594,932	593,728
Ford Credit Auto Owner Trust, Series 2024-B, Class B, 5.23%, 05/15/2030	1,795,000	1,824,434
Hyundai Auto Receivables Trust
Series 2025-B, Class B, 4.72%, 07/15/2030	1,695,000	1,710,079
Series 2025-C, Class B, 4.13%, 01/15/2032	870,000	864,546
John Deere Owner Trust, Series 2025-B, Class A4, 4.34%, 06/15/2032	1,000,000	1,005,445
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029 (e)	855,000	857,796
Series 2025-2A, Class A4, 4.57%, 11/15/2030 (e)	865,000	872,963
Series 2026-1A, Class A4, 3.98%, 01/15/2032 (e)	785,000	775,528
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, 10/16/2028	1,357,766	1,363,855
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032 (e)	2,935,000	2,997,269
TOTAL ASSET-BACKED SECURITIES (Cost $19,716,904)		19,774,012

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%	Par	Value
Federal Home Loan Mortgage Corp.
Series Q006, Class APT2, 2.69%, 09/25/2026 (d)	251,949	252,511
Series Q007, Class APT1, 6.15%, 10/25/2047 (d)	388,557	388,332
Series Q010, Class APT1, 6.19%, 04/25/2046 (d)	32,915	33,083
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041	530,112	569,482
Pool 470828, 3.53%, 03/01/2032	715,619	690,841
Pool 957502, 3.98%, 07/01/2029	164,314	163,867
Pool 958720, 5.65%, 10/01/2028	691,471	714,874
Pool AN8842, 3.32%, 04/01/2028	150,000	147,732
Pool AN9931, 4.24%, 08/01/2048	961,438	857,092
Pool BL0387, 4.28%, 05/01/2028	2,582,973	2,583,559
Pool BS6456, 3.58%, 09/01/2032	1,550,000	1,482,981
Pool BZ5076, 4.23%, 10/01/2030	2,780,000	2,780,985
Series 2006-M2, Class A2A, 5.27%, 10/25/2032 (d)	37,764	37,818
FREMF Mortgage Trust
Series 2019-KF73, Class B, 6.23% (30 day avg SOFR US + 2.56%), 11/25/2029 (e)	485,185	453,627
Series 2020-KF74, Class B, 5.93% (30 day avg SOFR US + 2.26%), 01/25/2027 (e)	490,858	488,084
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056 (a)(d)	949,010	19,748
Series 2015-172, Class IO, 0.58%, 03/16/2057 (a)(d)	885,948	17,310
Series 2016-40, Class IO, 0.55%, 07/16/2057 (a)(d)	1,717,117	33,479
Series 2016-56, Class IO, 0.96%, 11/16/2057 (a)(d)	1,142,759	48,454
Series 2016-98, Class IO, 0.86%, 05/16/2058 (a)(d)	1,531,752	64,411
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,457,989)		11,828,270

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%	Par	Value
BX Trust
Series 2024-VLT4, Class A, 5.16% (1 mo. Term SOFR + 1.49%), 06/15/2041 (e)	1,425,000	1,417,860
Series 2025-VLT6, Class A, 5.12% (1 mo. Term SOFR + 1.44%), 03/15/2042 (e)	915,000	910,028
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,336,562)		2,327,888

MUNICIPAL BONDS - 0.1%	Par	Value
Colorado Health Facilities Authority, 2.80%, 12/01/2026	230,000	226,781
TOTAL MUNICIPAL BONDS (Cost $230,000)		226,781

SHORT-TERM INVESTMENTS - 9.4%	Par	Value
U.S. Treasury Bill – 5.2% 3.64%, 04/30/2026 (f)	26,000,000	25,924,084

Money Market Funds - 4.2%	Shares	Value
First American Government Obligations Fund - Class Z, 3.54% (g)	11,492,662	11,492,662
TOTAL SHORT-TERM INVESTMENTS (Cost $11,492,662)		37,416,746

TOTAL INVESTMENTS - 123.4% (Cost $347,475,881)		340,271,401
Liabilities in Excess of Other Assets - (23.4)%		(64,431,062)
TOTAL NET ASSETS - 100.0%		$275,840,339

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR - Secured Overnight Financing Rate

(a)	Interest only security.
(b)	To-be-announced security.
(c)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(f)	The rate shown is the annualized yield as of March 31, 2026.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	61	06/18/2026	$7,050,878	$6,924,453	$(126,425)
U.S. Treasury 10 Year Notes	41	06/18/2026	4,601,353	4,552,922	(48,431)
			$11,652,231	11,477,375	$(174,856)
					–
Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(26)	06/30/2026	$(5,430,899)	$(5,393,578)	$37,321
U.S. Treasury 5 Year Note	(92)	06/30/2026	(10,071,391)	(9,952,531)	118,860
U.S. Treasury Long Bonds	(65)	06/18/2026	(7,563,420)	(7,401,875)	161,545
U.S. Treasury Ultra Bonds	(36)	06/18/2026	(4,317,820)	(4,196,250)	121,570
			$(27,383,530)	$(26,944,234)	$439,296
Total Unrealized Appreciation (Depreciation)					$264,440

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Mortgage Securities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Agency Residential Mortgage-Backed Securities	$–	$268,697,704	$–	$268,697,704
Asset-Backed Securities	–	19,774,012	–	19,774,012
Agency Commercial Mortgage-Backed Securities	–	11,828,270	–	11,828,270
Non-Agency Commercial Mortgage-Backed Securities	–	2,327,888	–	2,327,888
Municipal Bonds	–	226,781	–	226,781
U.S. Treasury Bills	–	25,924,084	–	25,924,084
Money Market Funds	11,492,662	–	–	11,492,662
Total Investments	$11,492,662	$328,778,739	$–	$340,271,401